Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
3 1 .	SUBSEQUENT EVENT S
On March 30, 2020, the Company submitted the application to The Stock Exchange of Hong Kong Limited (“SEHK”) for the listing of the US$1.0 billion medium term note program of the Company (the “MTN Program”) for a period of twelve months from March 30, 2020 by way of debt issues to professional investors (as defined in Chapter 37 of the Rules Governing the Listing of Securities on SEHK and in the Securities and Futures Ordinance (Cap. 571) of Hong Kong).
The listing of the MTN Program became effective on April
 6
, 2020.
On March 31, 2020, the Agreements were further extended for an additional three months till June 30, 2020 (Note 14).
On April 2, 2020, the Company received approval in principle from the Singapore Exchange Securities Trading Limited (the “SGX-ST”) for the listing and quotation of each applicable series of the securities under the US$1.0 billion medium term note program of the Company (the “MTN Program”) on the Official List of the SGX-ST. With this approval, the MTN Program will become a dual-listed medium term note program, which will successfully list on both SEHK and the SGX-ST.
The listing of the MTN Program on SGX-ST became effective on
April
6
, 2020.
On April 8, 2020, the Company completed the secondary listing by way of introduction of 23,873,655 class A ordinary shares of the Company on the Main Board of the Singapore Exchange Securities Trading Limited (the “SGX-ST”) under the stock code “HKB”, being class A ordinary shares that have been registered with the United States Securities and Exchange Commission as part of the Company’s initial public offering and listing on the New York Stock Exchange (the “NYSE”) under the stock code “HKIB” in August 2019, and which were previously represented by the American depositary shares (“ADSs”, each representing one class A ordinary share of the Company) listed for trading on the NYSE. The Company’s ADSs will continue to be listed and traded on the NYSE.
On April 24, 2020, the Company announced an invitation to holders of the outstanding US$123 million 7.625% senior perpetual securities of AMTD Group (the “Existing Securities”) to offer to exchange any and all of their outstanding Existing Securities for new securities (the “New Securities”) to be issued by the Company under the Company’s US$1.0 billion medium term note program (the “Exchange Offer”). The amount of New Securities to be delivered in exchange for a principal amount of the Existing Securities offered and accepted for exchange will be the product of (i) such principal amount of Existing Securities and (ii) the relevant exchange ratio pursuant to the exchange instruction, subject to a minimum offer amount of US$200,000. The Exchange Offer will commence on April 23, 2020 and expire on May 6, 2020, unless extended, re-opened, or closed earlier. The Company may further issue additional new securities under the Company’s US$1.0 billion medium term note program to be immediately fungible with the New Securities issued in connection with the Exchange Offer.
The emergence and wide spread of the novel Coronavirus
(“COVID-19”)
since the beginning of 2020 has affected business and economic activities across the world. Revenue generated by the investment banking business is directly related to the volume and value of the transactions in which the Group is involved. During periods of unfavorable market and economic conditions, the Group’s results of operations may be adversely affected by a decrease in the number and value of the IPOs and debt offerings that the Group underwrites. During a market or general economic downturn, the Group may also derive lower revenue from the asset management and strategic investment businesses due to lower mark-to-market
or fair value of the assets that the Group manages and the strategic investments that the Group made. In addition, due to uncertainty or volatility in the market or in response to difficult market conditions, clients or prospective clients may withdraw funds from, or hesitate to allocate assets to, the asset management business in favor of investments they perceive as offering greater opportunity or lower risk. Difficult market conditions can also materially and adversely affect the Group’s ability to launch new products or offer new services in our asset management business, which could negatively affect the Group’s ability to increase AUM and management fees that are based on the AUM. The Group will monitor the developments of the
COVID-19
situation closely, assess and respond proactively to minimize any adverse impacts on the financial position and operating results of the Group.